Leases (Details)		3 Months Ended		12 Months Ended
	Feb. 01, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)
Leases (Details) [Line Items]
Operating lease, expense		$ 100,000	$ 200,000	$ 1,200,000	$ 600,000
Operating lease, rent expense				400,000	700,000
Variable lease expense				$ 300,000	300,000
Operating lease, weighted average remaining lease term		2 years 7 months 6 days		2 years 9 months 14 days
Operating lease, weighted average discount rate, percent		4.10%		6.30%
Lease Agreements [Member]
Leases (Details) [Line Items]
Short-term lease expense				$ 200,000	$ 500,000
Rantigen, Germany [Member]
Leases (Details) [Line Items]
Operating lease, number of leases	2			2
Operating lease, monthly payments, new	$ 5,776
Operating lease extension term	6 months
Rantigen, Germany, Administrative Office One [Member]
Leases (Details) [Line Items]
Operating lease, monthly payments				$ 2,774
Operating lease, monthly payments, new				2,028
Rantigen, Germany, Administrative Office Two [Member]
Leases (Details) [Line Items]
Operating lease, monthly payments				1,083
Operating lease, monthly payments, new				$ 1,633
Hyderabad, India and Manila, Philippines [Member]
Leases (Details) [Line Items]
Operating lease, number of leases		2		2
Frankfurt, Germany Office [Member]
Leases (Details) [Line Items]
Operating lease, monthly payments						$ 9,373
Frankfurt, Germany Office [Member]
Leases (Details) [Line Items]
Operating lease, monthly payments				$ 9,232